FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Jan. 31, 2020	May 02, 2013	Oct. 16, 2009	Jan. 31, 2013	Sep. 30, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 03, 2012	Jun. 30, 2011
Debt and interest
Repayments						$ 7	$ 353
BNAF Notes
Debt and interest
Notional amount														$ 4,000
5.7% notes
Debt and interest
Notional amount						850	850							$ 850
Borrowings, interest rate (as percent)														5.70%
Repayments						0	0
3.85%/5.25% Notes
Debt and interest
Notional amount													$ 2,000
Repayments						0	337
3.85% Notes
Debt and interest
Notional amount													$ 1,250
Borrowings, interest rate (as percent)													3.85%
Repayments	$ 337											$ 913
5.25% Notes
Debt and interest
Notional amount						$ 750	750						$ 750
Borrowings, interest rate (as percent)						5.25%							5.25%
BPADF notes due 2039 [Member]
Debt and interest
Notional amount			$ 850
Borrowings, interest rate (as percent)			5.95%
Term of borrowings			30 years
LLCs notes due 2013, due 2019 and due 2038 [Member]
Debt and interest
Notional amount					$ 1,250
7.50% Notes Due 2038
Debt and interest
Notional amount					$ 250
Borrowings, interest rate (as percent)					7.50%
Term of borrowings					30 years
5.75% notes
Debt and interest
Notional amount		$ 3,000
5.75% Notes
Debt and interest
Notional amount		$ 850				$ 850	850
Borrowings, interest rate (as percent)		5.75%
Repayments						0	0
Credit Facility Due 2021
Debt and interest
Repayments		$ 2,000
Credit facility due 2026 [Member]
Debt and interest
Undrawn borrowing facilities						$ 3,000
Basis spread (as percent)						1.125%
Commitment fee (as percent)						0.11%
Acacia credit facility [Member]
Debt and interest
Repayments							$ 14	$ 29	$ 28	$ 28	$ 29	$ 14
Term of borrowings				7 years
Credit facility available				$ 142
Repayment holiday period				2 years
Acacia Credit Facility Floating Interest Rate | Acacia credit facility [Member]
Debt and interest
Basis spread (as percent)				2.50%